Goodwill & Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill & Intangible Assets [Line Items]
Amortization expenses			$ 818	$ 1,676	$ 1,412
Impairment loss	$ 2,190		$ 6,311	$ 569	700
Growth rate			1.00%	1.00%
Discount rate			1.00%	1.00%
Potential impairment				$ 475
Intangible assets other than goodwill [member]
Goodwill & Intangible Assets [Line Items]
Impairment loss			$ 2,680	$ 453
CyKick [Member]
Goodwill & Intangible Assets [Line Items]
Impairment loss					0
NetNut CGU [Member]
Goodwill & Intangible Assets [Line Items]
Growth rate			3.00%	3.00%
Discount rate			25.50%	25.00%
Value-in-use			$ 1,861	$ 138
Potential impairment			3,699
CyberKick CGU [Member]
Goodwill & Intangible Assets [Line Items]
Impairment loss		$ 305	6,311
Growth rate	50.00%			3.00%
Discount rate	22.00%	22.00%		25.00%
Value-in-use				$ 627
Potential impairment				946
Remaining balance for impairment			247
Customer relations [Member]
Goodwill & Intangible Assets [Line Items]
Impairment loss		$ 185
Other intangible assets [member]
Goodwill & Intangible Assets [Line Items]
Growth rate				1.00%
Discount rate				1.00%